Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by Nature
Schedule of amortization and depreciation expense classified by functions

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Cost of sales	135,186	126,998	110,898
Research and development	14,721	13,050	13,654
Selling, general & administration expenses	65,583	61,821	65,203

	215,490	201,869	189,755

Schedule of other operating income and expenses by function

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Cost of sales	416,020	454,097	426,531
Research and development	129,579	113,078	118,667
Selling, general & administration expenses	460,959	393,523	403,944

	1,006,558	960,698	949,142

Schedule of other operating income and expenses by nature

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Changes in trade provisions	3,648	(22,069)	(763)
Professional services	211,579	190,003	173,990
Commissions	18,473	20,147	20,474
Supplies and auxiliary materials	131,932	119,014	115,471
Operating leases (note 28)	80,136	74,945	70,496
Freight	105,292	96,680	83,352
Repair and maintenance expenses	103,518	89,797	81,087
Advertising	49,893	51,233	47,860
Insurance	21,529	20,008	19,501
Royalties	11,241	9,217	9,386
Travel expenses	58,171	53,239	52,606
External services	82,699	43,231	56,743
R&D Expenses	89,977	78,379	81,319
Other	38,470	136,874	137,620

Other operating income&expenses	1,006,558	960,698	949,142